COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 12. COMMITMENTS AND CONTINGENT LIABILITIES

iOx – Parexel Master Services Agreement

Effective March 15, 2022, iOx entered into a Master Services Agreement (the “MSA”) with Parexel under which Parexel agreed to act as a clinical service provider (“CRO”) pursuant to a work order (“Work Order”) effective June 1, 2022. Under such Work Order, Parexel planned to operate a Phase 2 trial of IMM60 and pembrolizumab in advanced melanoma and non-small lung cancer. The MSA provided for a five-year term, and the Work Order provided for a term to end upon the completion of the services required. The budget provided for service fees and pass-through expenses and clinical sites totaling $11.5 million. During the year ended March 31, 2023 (“Fiscal 2023”), the Company executed two change orders resulting in a $0.6 million increase in the overall estimated budgeted costs. As a result of the Company’s decision to discontinue the development with respect to this program, on December 20, 2023, the Company provided Parexel notice of termination of the contract, with a planned termination date of April 18, 2024.

As the ongoing CRO services were wound down, the Company noticed that expenses incurred under the CRO agreement were higher than originally budgeted. Parexel agreed to refund the Company $0.552 million and release the liability for amounts invoiced and unbilled services totaling $1.486 million, and the Company forfeited advanced payments of $1.091 million. As a result, the Company recognized a net gain of $0.946 million as of September 30, 2024. As of March 31, 2024, the Company reflected $1.414 million of payables to Parexel in accounts payable and accrued liabilities and $1.277 million in prepaid expenses and other receivables in the consolidated statement of financial position. The Company received the refund from Parexel on October 3, 2024.

Tarus – Fortrea Clinical Service Agreement

On March 1, 2023, Tarus entered into a clinical service agreement with Fortrea Inc. (formerly Labcorp Drug Development Inc.), a third-party CRO. The term of the agreement is through the earlier of August 14, 2025 or the completion of provision of services and the payment of contractual obligations. The budgeted costs for the services to be provided is approximately $12.1 million. Because of the Company’s decision to discontinue and pause further accrual of all clinical studies, the Company is negotiating a revision to the services required under the change in circumstances.